Jul. 12, 2017
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Vanguard Target Retirement Funds

Supplement to the Prospectus Dated July 12, 2017

Reorganization of Vanguard Target Retirement 2010 Fund into Vanguard Target Retirement Income Fund

Effective as of the close of business on July 21, 2017, the reorganization of Vanguard Target Retirement 2010 Fund into Vanguard Target Retirement Income Fund is complete. Any references to the Target Retirement 2010 Fund in this prospectus are hereby deleted.

Prospectus Text Changes for Vanguard Target Retirement 2065 Fund

The Annual Fund Operating Expenses table is revised as follows:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses[1]	0.16%
1 The expense information shown in the table reflects estimated amounts for the current fiscal period.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 308A 072017

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Vanguard Institutional Target Retirement Funds

Supplement to the Prospectus Dated July 12, 2017

Reorganization of Vanguard Institutional Target Retirement 2010 Fund into Vanguard Institutional Target Retirement Income Fund

Effective as of the close of business on July 21, 2017, the reorganization of Vanguard Institutional Target Retirement 2010 Fund into Vanguard Institutional Target Retirement Income Fund is complete. Any references to the Institutional Target Retirement 2010 Fund in this prospectus are hereby deleted.

Prospectus Text Changes for Vanguard Institutional Target Retirement 2065 Fund

The Annual Fund Operating Expenses table is revised as follows:

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	None
12b-1 Distribution Fee	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses[1]	0.09%
1 The expense information shown in the table reflects estimated amounts for the current fiscal period.

In addition, the hypothetical expenses example is restated as follows:

1 Year	3 Years	5 Years	10 Years
$9	$29	$51	$115

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 1673A 072017